FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The accounting framework for determining fair value includes a hierarchy for ranking the quality and reliability of the information used to measure fair value, which enables the reader of the financial statements to assess the inputs used to develop those measurements. The fair value hierarchy consists of three tiers as follows: Level 1, defined as quoted market prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices for similar assets or liabilities, quoted prices in markets that are not active, model-based valuation techniques for which all significant assumptions are observable in the market, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and Level 3, defined as unobservable inputs that are not corroborated by market data.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2011
Assets
Cash equivalents - time deposits	$—	$6,631	$—	$6,631
Marketable securities - current
Equity securities	42,347	—	—	42,347
Marketable securities - noncurrent
Debt securities	—	—	5,454	5,454
Equity securities	—	1,630	—	1,630

	$42,347	$8,261	$5,454	$56,062

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2010
Assets
Cash equivalents - time deposits	$—	$1,012	$—	$1,012
Marketable securities - current
Open-end fund	—	3,553	—	3,553
Marketable securities - noncurrent
Debt securities	—	—	5,454	5,454
Equity securities	25,553	2,382	—	27,935

	25,553	6,947	5,454	37,954

Liabilities
Other liabilities - other
Warrant derivative	—	—	(665)	(665)

	$25,553	$6,947	$4,789	$37,289

Level 1 and 2 measurements:

Cash equivalents – time deposits are convertible into a known amount of cash and are subject to an insignificant risk of change in value. Certain marketable securities are valued using a market approach based on the quoted market prices of identical instruments when available, or other observable inputs such as trading prices of identical instruments in inactive markets. The fair value of the marketable equity securities that have publicly quoted trading prices are valued using those observable prices, unless adjustments are required to available observable inputs.

In 2009, 2010 and 2011, we recorded unrealized gains of $67 thousand, $21.8 million and $16.2 million, respectively, on marketable securities, which are included in other comprehensive income. In 2009, we recognized an other-than-temporary impairment of $2.9 million related to marketable equity securities, which is included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Operations.

Level 3 measurements:

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2010 and 2011, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt Securities
	2010	2011
Balance at beginning of year	$14,204	$5,454
Total gains or (losses) (realized/unrealized) included in earnings	(4,500)	—
Purchase	1,500	—
Transfer out of Level 3 *	(5,750)	—

Balance at end of year	$5,454	$5,454

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	None	None

*	The investment in IAHGames was transferred out of Level 3 upon our acquisition and consolidation of it as a subsidiary. In July 2010, we reclassified our debt securities held in IAHGames from “Marketable Securities – Noncurrent” upon consolidation when we increased our total controlling financial interest in IAHGames to 80 percent. The investment in IAHGames amounted to $5.8 million which was transferred out from “Marketable Securities – Noncurrent” upon consolidation.

The fair value of the marketable debt securities is derived using a discounted cash flow method using unobservable inputs. The discounted cash flow method incorporates adjusted available market discount rate information and our Company’s estimates of liquidity risk, and other cash flow model related assumptions.

In 2009, 2010 and 2011, we recognized other-than-temporary impairments of $11.8 million, $4.5 million and $0, respectively, related to marketable debt securities, which is included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Operations.

For liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during 2010 and 2011, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Other liabilities - Warrant Derivative
	2010	2011
Balance at beginning of year	$—	$665
Total (gains) or losses (realized/unrealized) included in earnings	(2,595)	(665)
Purchase	3,260	—

Balance at end of year	$665	$—

The amount of total (gains) or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date.	$(2,595)	$—

IAHGames had warrants outstanding in which the holder may purchase an aggregate of 15 percent of IAHGames’ common stock, on a fully diluted basis, at an exercise price of $3.40 per warrant share subject GigaMedia’s share of loss to certain adjustments in accordance with the warrant agreement. The warrants expired upon the expiration of certain game licenses or in certain circumstances in accordance with the warrant agreement. According to the terms of the warrant agreement, if IAHGames subsequently issued additional shares of its common stock, IAHGames was obligated to issue additional warrants to the warrant holder necessary for the holder to maintain its 15 percent share ownership, regardless of whether such additional shares were issued at, above, or below the market price. Because the provisions gave the warrant holder a level of protection that was not afforded to the other holders of IAHGames’ common stock, and since these provisions were not based on inputs to the fair value of a “fixed-for-fixed” forward or option, the warrants were not considered to be indexed to IAHGames’ common stock. As a result, the warrants were accounted for as a derivative liability instrument. As of December 31, 2010, we valued the warrants at approximately $665 thousand using a valuation model and reported the warrants as a liability under the caption “Other liabilities - Other” in the Consolidated Balance Sheets. The key assumptions and related variables used in the valuation model to determine the fair value of the warrants as of December 31, 2010 included certain unobservable inputs and related variables such as risk free rate, volatility, strike price, and dividend yield. In 2010, we recognized a gain of approximately $2.6 million related to the revaluation of the warrants, which is included in non-operating income (expenses) within “gain on fair value changes of warrant derivative” in the Consolidated Statements of Operations.

As a part of the early termination of the management agreement related to Monsoon (please refer to Note 4, “Acquisition”), all the warrants outstanding were cancelled. As a result, we recognized a gain of $665 thousand upon cancellation of the warrants in 2011.

Financial instruments:

The carrying amounts of our Company’s cash, accounts receivable, restricted cash, accounts payable, and short-term debt approximate fair value due to their short-term maturities. The fair value of amounts due to and from related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include investments accounted for under the equity method and cost method, property, plant, and equipment, intangible assets, prepaid licensing and royalty fees, and goodwill.

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2010 and 2011 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2011	Total Impairment Losses
(a) Investments - Cost- and equity-method	$—	$—	$3,200	$3,200	$13,327
(c) Goodwill - Resulting from acquisition of IAH and OneNet	—	—	—	—	5,097
(d) Intangible assets - Capitalized software cost	—	—	—	—	40
(d) Intangible assets - Favorable lease right	—	—	—	—	2,543
(e) Prepaid licensing and royalty	—	—	—	—	619

Total	$—	$—	$3,200	$3,200	$21,626

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2010	Total Impairment Losses
(a) Investments - Equity method	$—	$—	$—	$—	$177
(b) Property, plant and equipment - Information and communication equipment	—	—	—	—	278
(c) Goodwill - Resulting from acquisition of IAH	—	—	9,933	9,933	2,255
(d) Intangible assets - Capitalized software cost	—	—	—	—	1,007
(d) Intangible assets - Non-Compete Contracts	—	—	—	—	323
(e) Prepaid licensing and royalty	—	—	200	200	870
(f) Investment in T2CN	—	—	—	—	22,234

Total	$—	$—	$10,133	$10,133	$27,144

(a) Impairment losses on certain cost method and equity method investments which were determined to be impaired:

In 2010, equity method investments with carrying amounts of $177 thousand were fully written down, resulting in an impairment charge of $177 thousand. In 2011, cost method investments with carrying amounts of $1.4 million were written down to their estimated fair value of $700 thousand, resulting in an impairment charge of $0.7 million, and an equity method investment with a carrying amount of $15.1 million written down to its estimated fair value of $2.5 million, resulting in an impairment charge of $12.6 million. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Operations.

Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.

(b) Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2010, we recorded an impairment loss of $278 thousand against our information and communication equipment. The impairment charges are included in operating expenses within “impairment loss on property, plant and equipment” in the Consolidated Statements of Operations. The impairment charge for the equipment was related to servers used in certain impaired licensed games or internally developed games within our Asian online game and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, and other cash flow model - related assumptions.

(c) Impairment losses on goodwill which was determined to be impaired:

Goodwill from the acquisition of IAHGames with a carrying amount of $12.2 million was written down to its estimated fair value of $9.9 million as of December 31, 2010, and fully written down to $0 as of December 31, 2011, after reversal of a contingent liability recorded in connection with the IAH acquisition for $5.9 million, resulting in an impairment charge of $2.3 million in 2010 and $4.0 million in 2011, respectively, which is included within operating expenses in the Consolidated Statements of Operations. The impairment charges resulted as our estimates of future cash flows for IAHGames’ business had been reduced due to lower than expected operating performance results in 2010 and 2011, indicating that the carrying amount of the goodwill from the acquisition of IAHGames could not be fully recovered as of December 31, 2010 and 2011.

Goodwill from the acquisition of OneNet Co., Ltd. (“OneNet”) with a carrying amount of $1.0 million was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $1.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Operations. The impairment charge resulted as our estimates of future cash flows for OneNet’s business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of OneNet could not be fully recovered as of December 31, 2011.

Goodwill is valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk and other cash flow model related assumptions.

(d) Impairment losses on certain intangible assets which were determined to be impaired:

In 2010 and 2011, capitalized software costs with carrying amounts of $1 million and $40 thousand, respectively, were fully written down, resulting in impairment charges of $1 million and $40 thousand, respectively, included in operating expenses within “impairment loss on prepaid licensing fees and intangible assets” in the Consolidated Statements of Operations. The impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

In addition, as of December 31, 2010, non-compete contracts resulting from the acquisition of IAHGames with carrying amounts of $323 thousand were fully written down, resulting in an impairment charge of $323 thousand; and as of December 31, 2011, the favorable lease right resulting from the acquisition of IAHGames with a carrying amount of $2.5 million was fully written down, resulting in an impairment charge of $2.5 million. Both of the impairments are included in operating expenses within “impairment loss on prepaid licensing fees and intangible assets” in the Consolidated Statements of Operations. The impairment charges resulted as our estimates of future cash flows related to these non-compete contracts and favorable lease right were reduced to lower than originally expected, which indicated that the carrying amount of these intangible assets could not be recovered as of December 31, 2010 and 2011, respectively.

(e) Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2010, prepaid licensing and royalty fees with carrying amounts of $1.1 million were written to their estimated fair values of $200 thousand, resulting in an impairment charge of $870 thousand. In 2011, prepaid licensing and royalty fees with carrying amounts of $619 thousand were fully written down, resulting in an impairment charge of $619 thousand. The impairment charges are included in operating expenses within “impairment loss on prepaid licensing fees and intangible assets” in the Consolidated Statements of Operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(f) Impairment loss on T2CN which was determined to be impaired:

In connection with our year-end financial reporting process for 2010, we were required to perform an impairment analysis for the Company’s investment in and advances to the entities held by T2CN as of December 31, 2010. As discussed in more detail in Note 5 “Deconsolidation”, given we had been prevented from obtaining the financial information necessary to report the financial results of T2CN, and we had effectively lost control over a majority of T2CN’s assets and its financial reporting process, we decided to completely write-off both the Company’s investment and its advances to T2CN Operating Entities in order to properly reflect GigaMedia’s financial position as of December 31, 2010.